EQUITY TRANSACTIONS (Details) - $ / shares	Jul. 15, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 16, 2021
EQUITY TRANSACTIONS
Preferred shares, authorized (in shares)		50,000,000	50,000,000
Preferred shares, par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred shares, issued (in shares)		0	0
Preferred shares, outstanding (in shares)		0	0
IPO
EQUITY TRANSACTIONS
Preferred shares, authorized (in shares)				50,000,000
Preferred shares, par value (in dollars per share)				$ 0.0001
Preferred shares, issued (in shares)		0	0
Preferred shares, outstanding (in shares)		0	0
Shares issued on initial public offering	5,060,000
Share price (in dollars per share)	$ 4.00